Goodwill And Intangible Assets - Goodwill By Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance, beginning of period	$ 599.3	$ 521.5
Acquisition of businesses	42.1	77.0
Currency translation	(2.3)	0.8
Balance, end of period	639.1	599.3
Specialty Engineered Materials
Goodwill [Roll Forward]
Balance, beginning of period	173.2	173.5
Acquisition of businesses	16.3	0.0
Currency translation	(0.6)	(0.3)
Balance, end of period	188.9	173.2
Color, Additives and Inks
Goodwill [Roll Forward]
Balance, beginning of period	424.5	346.4
Acquisition of businesses	25.8	77.0
Currency translation	(1.7)	1.1
Balance, end of period	448.6	424.5
PolyOne Distribution
Goodwill [Roll Forward]
Balance, beginning of period	1.6	1.6
Acquisition of businesses	0.0	0.0
Currency translation	0.0	0.0
Balance, end of period	$ 1.6	$ 1.6